Segment Information (Details) - Schedule of Information About Primary Segments - Segments [Member] - USD ($)		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022
Revenue
Extrenal revenue		$ 19,008,184		$ 50,630
Other income		385,145		14,552,533
Total		19,393,329		14,603,163
Segment result		3,615,219		3,703,048
Unallocated corporate expenses		(2,964,942)		(3,122,485)
Less: Interest and finance charges		(1,612,180)		(2,156,651)
Less: Loss on deconsolidation of subsidary		(192,776)
Add : Interest income		19,123
Add: Unallocated exceptional items gain/ (loss)
Add: Unallocated other income		22,766		1,753,000
Profit from continuing operations		(1,112,790)		176,911
Profit from discontinuing operations
Profit for the year		(1,112,790)		176,911
Segment assets		13,519,355		86,527,295
Unallocated corporate assets		13,427,986		301,622
Total assets		26,947,341		86,828,917
Segment liabilities		10,643,047		72,523,353
Unallocated corporate liabilities		5,465,357		2,096,790
Total liabilities		16,108,404		74,620,143
Tangible assets		11,074,810
Intangible assets		1,087,490		59,456,249
Depreciation expense		680,013
Amortisation expense		16,211	[1]	11,894,518
Cable business [Member]
Revenue
Extrenal revenue		19,008,184
Other income		385,145		14,392,821
Total		19,393,329		14,392,821
Segment result		3,615,219		3,754,916
Unallocated corporate expenses
Less: Interest and finance charges		(1,612,180)		(2,156,651)
Less: Loss on deconsolidation of subsidary
Add : Interest income		19,123
Add: Unallocated exceptional items gain/ (loss)
Add: Unallocated other income
Profit from continuing operations		2,022,162		1,598,265
Profit from discontinuing operations
Profit for the year		2,022,162		1,598,265
Segment assets		13,283,246		86,291,186
Unallocated corporate assets
Total assets		13,283,246		86,291,186
Segment liabilities		10,643,047		72,523,353
Unallocated corporate liabilities
Total liabilities		10,643,047		72,523,353
Tangible assets		11,074,810
Intangible assets		1,087,490		59,227,749
Depreciation expense	[1]	680,013
Amortisation expense	[1]	16,211		11,894,518
Telemedicine Services [Member]
Revenue
Extrenal revenue				50,630
Other income				159,712
Total				210,342
Segment result				(51,868)
Unallocated corporate expenses
Less: Interest and finance charges
Less: Loss on deconsolidation of subsidary
Add : Interest income
Add: Unallocated exceptional items gain/ (loss)
Add: Unallocated other income
Profit from continuing operations				(51,868)
Profit from discontinuing operations
Profit for the year				(51,868)
Segment assets		236,109		236,109
Unallocated corporate assets
Total assets		236,109		236,109
Segment liabilities
Unallocated corporate liabilities
Total liabilities
Tangible assets
Intangible assets				228,500
Depreciation expense	[1]
Amortisation expense	[1]

[1]	Note: Excluding unallocated depreciation and amortisation.